Note Allowance for loan losses (Allowance Movement) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		$ 537,111		$ 601,792
Provision for loan losses		170,016		241,478		$ 270,134
Charge-offs		(267,248)		(373,266)
Recoveries		95,327		104,709
Net recovery (write-down)		5,445		(37,602)
Balance at end of period		540,651		537,111		601,792
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		111,377		118,072
General ALLL		429,274		419,039
Ending balance: loans individually evaluated for impairment		956,057		925,786
Ending balance: loans collectively evaluated for impairment		22,390,568		22,066,444
Non-covered Loans held-in-portfolio		22,773,747	[1],[2]	22,346,115	[3],[4]
Loans covered under loss-sharing agreements with the FDIC		572,878		646,115
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		23,346,625		22,992,230
Covered loans
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Loans covered under loss-sharing agreements with the FDIC		572,878	[5]	646,115	[6]
PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	[7]	17,168,424		17,570,610
PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		469,923		489,135
Provision for loan losses		155,860		216,832
Charge-offs		(246,119)		(288,585)
Recoveries		82,875		77,411
Net recovery (write-down)		5,445		(37,907)
Allowance Transferred From Covered Loans				13,037
Balance at end of period		467,984		469,923		489,135
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		108,523		116,523
General ALLL		359,461		353,400
Ending balance: loans individually evaluated for impairment		944,342		916,795
Ending balance: loans collectively evaluated for impairment		16,224,082		16,653,815
Non-covered Loans held-in-portfolio		17,168,424		17,570,610
PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		34,176		82,073
Provision for loan losses		(1,110)		24,020
Charge-offs		(3,543)		(70,033)
Recoveries		827		12,976
Net recovery (write-down)				(1,823)
Allowance Transferred To Non Covered Loans				(13,037)
Balance at end of period		30,350		34,176		82,073
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		30,350		34,176
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		572,878		646,115
Loans covered under loss-sharing agreements with the FDIC		572,878		646,115
UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		5,605,323		4,775,505
UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		33,012		30,584
Provision for loan losses		15,266		626
Charge-offs		(17,586)		(14,648)
Recoveries		11,625		14,322
Net recovery (write-down)				2,128
Balance at end of period		42,317		33,012		30,584
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		2,854		1,549
General ALLL		39,463		31,463
Ending balance: loans individually evaluated for impairment		11,715		8,991
Ending balance: loans collectively evaluated for impairment		5,593,608		4,766,514
Non-covered Loans held-in-portfolio		5,605,323		4,775,505
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		196,833		242,108
Provision for loan losses		18,894		95,213
Charge-offs		(63,601)		(145,104)
Recoveries		46,159		43,624
Net recovery (write-down)		4,369		(39,008)
Balance at end of period		202,654		196,833		242,108
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		42,375		49,243
General ALLL		160,279		147,590
Ending balance: loans individually evaluated for impairment		338,422		337,133
Ending balance: loans collectively evaluated for impairment		10,460,085		9,762,030
Non-covered Loans held-in-portfolio		10,798,507		10,099,163
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		10,798,507		10,099,163
Commercial | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	[7]	7,202,217		7,368,219
Commercial | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		186,925		201,589
Provision for loan losses		19,147		88,680
Charge-offs		(62,486)		(105,716)
Recoveries		41,731		31,826
Net recovery (write-down)		4,369		(37,907)
Allowance Transferred From Covered Loans				8,453
Balance at end of period		189,686		186,925		201,589
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		42,375		49,243
General ALLL		147,311		137,682
Ending balance: loans individually evaluated for impairment		338,422		337,133
Ending balance: loans collectively evaluated for impairment		6,863,795		7,031,086
Non-covered Loans held-in-portfolio		7,202,217		7,368,219
Commercial | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		0		30,871
Provision for loan losses		0		10,115
Charge-offs		0		(37,936)
Recoveries		0		6,504
Net recovery (write-down)				(1,101)
Allowance Transferred To Non Covered Loans				(8,453)
Balance at end of period		0		0		30,871
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		0		0
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		0		0
Loans covered under loss-sharing agreements with the FDIC		0		0
Commercial | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		3,596,290		2,730,944
Commercial | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		9,908		9,648
Provision for loan losses		(253)		(3,582)
Charge-offs		(1,115)		(1,452)
Recoveries		4,428		5,294
Net recovery (write-down)				0
Balance at end of period		12,968		9,908		9,648
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		12,968		9,908
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		3,596,290		2,730,944
Non-covered Loans held-in-portfolio		3,596,290		2,730,944
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		8,869		13,872
Provision for loan losses		(2,279)		15,039
Charge-offs		(3,103)		(38,714)
Recoveries		5,124		19,214
Net recovery (write-down)		914		(542)
Balance at end of period		9,525		8,869		13,872
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		264
General ALLL		9,525		8,605
Ending balance: loans individually evaluated for impairment		0		2,481
Ending balance: loans collectively evaluated for impairment		776,300		678,625
Non-covered Loans held-in-portfolio		776,300		681,106
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		776,300		681,106
Construction | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		85,558		100,948
Construction | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		4,957		5,483
Provision for loan losses		(6,539)		(2,836)
Charge-offs		(3,103)		(13,628)
Recoveries		5,124		14,514
Net recovery (write-down)		914		0
Allowance Transferred From Covered Loans				1,424
Balance at end of period		1,353		4,957		5,483
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		264
General ALLL		1,353		4,693
Ending balance: loans individually evaluated for impairment		0		2,481
Ending balance: loans collectively evaluated for impairment		85,558		98,467
Non-covered Loans held-in-portfolio		85,558		100,948
Construction | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		0		7,202
Provision for loan losses		0		15,150
Charge-offs		0		(25,086)
Recoveries		0		4,700
Net recovery (write-down)				(542)
Allowance Transferred To Non Covered Loans				(1,424)
Balance at end of period		0		0		7,202
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		0		0
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		0		0
Loans covered under loss-sharing agreements with the FDIC		0		0
Construction | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		690,742		580,158
Construction | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		3,912		1,187
Provision for loan losses		4,260		2,725
Charge-offs		0		0
Recoveries		0		0
Net recovery (write-down)				0
Balance at end of period		8,172		3,912		1,187
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		8,172		3,912
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		690,742		580,158
Non-covered Loans held-in-portfolio		690,742		580,158
Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		167,279		164,270
Provision for loan losses		79,779		55,138
Charge-offs		(74,105)		(61,124)
Recoveries		5,140		3,626
Net recovery (write-down)		0		5,369
Balance at end of period		178,093		167,279		164,270
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		44,610		44,029
General ALLL		133,483		123,250
Ending balance: loans individually evaluated for impairment		506,364		471,932
Ending balance: loans collectively evaluated for impairment		6,746,567		7,191,251
Non-covered Loans held-in-portfolio		6,696,361		7,036,081
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		7,252,931		7,663,183
Mortgages | Covered loans
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Loans covered under loss-sharing agreements with the FDIC		556,570		627,102
Mortgages | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	[7]	5,916,500		6,127,491
Mortgages | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		128,327		120,860
Provision for loan losses		79,309		57,876
Charge-offs		(68,075)		(53,296)
Recoveries		3,759		2,305
Net recovery (write-down)		0		0
Allowance Transferred From Covered Loans				582
Balance at end of period		143,320		128,327		120,860
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		42,428		42,965
General ALLL		100,892		85,362
Ending balance: loans individually evaluated for impairment		497,488		465,117
Ending balance: loans collectively evaluated for impairment		5,419,012		5,662,374
Non-covered Loans held-in-portfolio		5,916,500		6,127,491
Mortgages | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		33,967		40,948
Provision for loan losses		(1,092)		(1,011)
Charge-offs		(3,524)		(6,158)
Recoveries		808		930
Net recovery (write-down)				(160)
Allowance Transferred To Non Covered Loans				(582)
Balance at end of period		30,159		33,967		40,948
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		30,159		33,967
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		556,570		627,102
Loans covered under loss-sharing agreements with the FDIC		556,570		627,102
Mortgages | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		779,861		908,590
Mortgages | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		4,985		2,462
Provision for loan losses		1,562		(1,727)
Charge-offs		(2,506)		(1,670)
Recoveries		573		391
Net recovery (write-down)				5,529
Balance at end of period		4,614		4,985		2,462
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		2,182		1,064
General ALLL		2,432		3,921
Ending balance: loans individually evaluated for impairment		8,876		6,815
Ending balance: loans collectively evaluated for impairment		770,985		901,775
Non-covered Loans held-in-portfolio		779,861		908,590
Legacy
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		2,687		2,944
Provision for loan losses		(3,257)		(3,017)
Charge-offs		(535)		(2,019)
Recoveries		2,448		4,779
Net recovery (write-down)		0		0
Balance at end of period		1,343		2,687		2,944
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		1,343		2,687
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		45,293		64,436
Non-covered Loans held-in-portfolio	[8]	45,293		64,436
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		45,293		64,436
Legacy | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		45,293		64,436
Legacy | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		2,687		2,944
Provision for loan losses		(3,257)		(3,017)
Charge-offs		(535)		(2,019)
Recoveries		2,448		4,779
Net recovery (write-down)				0
Balance at end of period		1,343		2,687		2,944
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		1,343		2,687
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		45,293		64,436
Non-covered Loans held-in-portfolio		45,293		64,436
Leasing
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		10,993		7,131
Provision for loan losses		557		7,165
Charge-offs		(6,151)		(5,561)
Recoveries		2,263		2,258
Net recovery (write-down)		0		0
Balance at end of period		7,662		10,993		7,131
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		535		573
General ALLL		7,127		10,420
Ending balance: loans individually evaluated for impairment		1,817		2,404
Ending balance: loans collectively evaluated for impairment		701,076		625,246
Non-covered Loans held-in-portfolio		702,893		627,650
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		702,893		627,650
Leasing | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	[7]	702,893		627,650
Leasing | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		10,993		7,131
Provision for loan losses		557		7,165
Charge-offs		(6,151)		(5,561)
Recoveries		2,263		2,258
Net recovery (write-down)		0		0
Allowance Transferred From Covered Loans				0
Balance at end of period		7,662		10,993		7,131
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		535		573
General ALLL		7,127		10,420
Ending balance: loans individually evaluated for impairment		1,817		2,404
Ending balance: loans collectively evaluated for impairment		701,076		625,246
Non-covered Loans held-in-portfolio		702,893		627,650
Leasing | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		0		0
Provision for loan losses		0		0
Charge-offs		0		0
Recoveries		0		0
Net recovery (write-down)				0
Allowance Transferred To Non Covered Loans				0
Balance at end of period		0		0		0
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		0		0
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		0		0
Loans covered under loss-sharing agreements with the FDIC		0		0
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		150,450		171,467
Provision for loan losses		76,322		71,940
Charge-offs		(119,753)		(120,744)
Recoveries		34,193		31,208
Net recovery (write-down)		162		(3,421)
Balance at end of period		141,374		150,450		171,467
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		23,857		23,963
General ALLL		117,517		126,487
Ending balance: loans individually evaluated for impairment		109,454		111,836
Ending balance: loans collectively evaluated for impairment		3,661,247		3,744,856
Non-covered Loans held-in-portfolio		3,754,393		3,837,679
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		3,770,701		3,856,692
Consumer | Covered loans
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Loans covered under loss-sharing agreements with the FDIC		16,308		19,013
Consumer | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	[7]	3,261,256		3,346,302
Consumer | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		138,721		154,072
Provision for loan losses		63,386		65,947
Charge-offs		(106,304)		(110,384)
Recoveries		29,998		26,508
Net recovery (write-down)		162		0
Allowance Transferred From Covered Loans				2,578
Balance at end of period		125,963		138,721		154,072
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		23,185		23,478
General ALLL		102,778		115,243
Ending balance: loans individually evaluated for impairment		106,615		109,660
Ending balance: loans collectively evaluated for impairment		3,154,641		3,236,642
Non-covered Loans held-in-portfolio		3,261,256		3,346,302
Consumer | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		209		3,052
Provision for loan losses		(18)		(234)
Charge-offs		(19)		(853)
Recoveries		19		842
Net recovery (write-down)				(20)
Allowance Transferred To Non Covered Loans				(2,578)
Balance at end of period		191		209		3,052
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		191		209
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		16,308		19,013
Loans covered under loss-sharing agreements with the FDIC		16,308		19,013
Consumer | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		493,137		491,377
Consumer | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		11,520		14,343
Provision for loan losses		12,954		6,227
Charge-offs		(13,430)		(9,507)
Recoveries		4,176		3,858
Net recovery (write-down)				(3,401)
Balance at end of period		15,220		11,520		$ 14,343
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		672		485
General ALLL		14,548		11,035
Ending balance: loans individually evaluated for impairment		2,839		2,176
Ending balance: loans collectively evaluated for impairment		490,298		489,201
Non-covered Loans held-in-portfolio		$ 493,137		$ 491,377

[1]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.5 billion were pledged at the FHLB as collateral for borrowings, $2.3 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[2]	Non-covered loans held-in-portfolio are net of $121 million in unearned income and exclude $89 million in loans held-for-sale.
[3]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.3 billion were pledged at the FHLB as collateral for borrowings, $2.5 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[4]	Non-covered loans held-in-portfolio are net of $108 million in unearned income and exclude $137 million in loans held-for-sale.
[5]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[6]	Includes $386 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[7]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[8]
The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.